Document and Entity Information	9 Months Ended
Sep. 26, 2020
Cover [Abstract]
Entity Registrant Name	Staffing 360 Solutions, Inc.
Entity Central Index Key	0001499717
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No.1
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false